Investment in associate (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Current assets	R$ 1,203,506	R$ 1,637,657
Non-current assets	6,380,975	5,561,882
Current liabilities	(1,058,567)	(905,689)
Non-current liabilities	(2,882,902)	(3,043,692)
Revenue	2,875,913	2,329,057	R$ 1,719,371
Cost of services	(1,109,813)	(859,552)	(652,300)
Finance results	(110,642)	(102,042)	(64,566)
Income before income taxes	429,582	428,433	273,462
Income taxes expenses	24,166	35,677	31,179
Net income	405,416	392,756	242,283
Dividends receivable (included in Other assets)	(9,900)	(6,754)	(11,770)
Associates [member]
IfrsStatementLineItems [Line Items]
Current assets	29,004	32,651
Non-current assets	120,289	122,378
Current liabilities	(28,842)	(22,840)
Non-current liabilities	(91,613)	(96,442)
Equity	28,838	35,747
Company’s share in equity - 30%	8,651	10,724
Goodwill	43,183	43,183
Carrying amount of the investment	51,834	53,907
Revenue	148,042	138,584	127,618
Cost of services	(71,282)	(57,421)	(57,935)
Selling, general and administrative expenses	(37,205)	(34,991)	(24,025)
Finance results	(6,123)	(4,103)	(4,585)
Income before income taxes	33,432	42,069	41,073
Income taxes expenses	(1,782)	(1,456)	(1,748)
Net income	31,650	40,613	39,325
Company’s share of income	9,495	12,184	11,797
Opening balance	53,907	48,477	51,410
Dividends received	(9,900)	(6,754)	(11,770)
Dividends receivable (included in Other assets)	(1,668)		(2,960)
Share of income	9,495	12,184	11,797
Closing balance	R$ 51,834	R$ 53,907	R$ 48,477